Provisions (Tables)	12 Months Ended
Mar. 31, 2021
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Movements by Class of Provisions
The following table presents movements by class of provisions for the fiscal years ended March 31, 2021 and 2020.

	Provision for interest repayment	Other provisions	Total
	(In millions)
Balance at April 1, 2019	¥148,409	¥46,409	¥194,818
Additional provisions	39,000	19,614	58,614
Amounts used	(43,674)	(9,577)	(53,251)
Unused amounts reversed	(29)	(106)	(135)
Amortization of discount and effect of change in discount rate	(277)	157	(120)
Others	—	127	127

Balance at March 31, 2020	143,429	56,624	200,053

Additional provisions	39,000	34,374	73,374
Amounts used	(40,572)	(8,418)	(48,990)
Unused amounts reversed	(559)	(27)	(586)
Amortization of discount and effect of change in discount rate	(97)	147	50
Others	—	373	373

Balance at March 31, 2021	¥141,201	¥83,073	¥224,274